Intangible assets, net - Schedule of future amortization expense (Detail)	Dec. 31, 2019 CNY (¥)
Intangible Assets Excluding Goodwill [Abstract]
2020	¥ 71,648,424
2021	42,630,742
2022	25,059,432
2023	21,017,272
2024	¥ 9,965,351